UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 56.7%
	Diversified — 3.6%
14	Colonial Properties Trust	313
5	Vornado Realty Trust	393

		706

	Health Care — 8.5%
16	HCP, Inc.	646
5	Health Care REIT, Inc.	248
6	Healthcare Realty Trust, Inc.	136
11	Ventas, Inc.	626

		1,656

	Hotels — 3.6%
30	Host Hotels & Resorts, Inc.	496
3	Starwood Hotels & Resorts Worldwide, Inc.	195

		691

	Industrial — 3.6%
19	ProLogis, Inc.	701

	Multifamily — 12.2%
11	Apartment Investment & Management Co., Class A	281
3	AvalonBay Communities, Inc.	429
4	BRE Properties, Inc.	223
2	Camden Property Trust	115
15	Equity Residential	917
1	Essex Property Trust, Inc.	197
8	UDR, Inc.	206

		2,368

	Office — 8.7%
4	Boston Properties, Inc.	464
8	Brookfield Office Properties, Inc.	134
12	Mack-Cali Realty Corp.	357
17	Piedmont Office Realty Trust, Inc., Class A	295
6	SL Green Realty Corp.	436

		1,686

	Regional Malls — 9.0%
26	General Growth Properties, Inc.	442
6	Macerich Co. (The)	335
7	Simon Property Group, Inc.	974

		1,751

	Shopping Centers — 2.6%
2	Federal Realty Investment Trust	145
8	Regency Centers Corp.	369

		514

	Storage — 4.9%
11	Extra Space Storage, Inc.	315
5	Public Storage	627

		942

	Total Common Stocks (Cost $10,052)	11,015

PRINCIPAL AMOUNT ($)
Convertible Bond — 6.0%
Financials — 6.0%
	Office — 6.0%
1,203	Corporate Office Properties LP, 4.250%, 04/15/30 (e) (Cost $1,169)	1,171

Corporate Bonds — 10.5%
Financials — 10.5%
	Diversified — 1.8%
321	Colonial Realty LP, 6.250%, 06/15/14	341

	Health Care — 2.7%
58	Health Care REIT, Inc., 6.200%, 06/01/16	64
350	Healthcare Realty Trust, Inc., 6.500%, 01/17/17	383
80	Senior Housing Properties Trust, 4.300%, 01/15/16	80

		527

	Industrial — 0.8%
	ProLogis LP,
78	4.500%, 08/15/17	81
60	6.625%, 05/15/18	68

		149

	Office — 1.6%
	CommonWealth REIT,
100	6.250%, 08/15/16	106
100	6.500%, 01/15/13	101
100	Reckson Operating Partnership LP, 6.000%, 03/31/16	106

		313

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Regional Malls — 2.1%
100	Rouse Co. LP (The), 5.375%, 11/26/13	100
300	Rouse Co. LP/TRC Co-Issuer, Inc., 6.750%, 05/01/13 (e)	309

		409

	Shopping Centers — 1.5%
200	DDR Corp., 7.500%, 04/01/17	227
70	Equity One, Inc., 6.000%, 09/15/16	75

		302

	Total Corporate Bonds (Cost $2,012)	2,041

SHARES
Preferred Stocks ($25 par value) — 19.5%
Financials — 19.5%
	Hotels — 2.5%
12	Ashford Hospitality Trust, Inc., Series D, 8.450%, 07/18/12@	280
9	Sunstone Hotel Investors, Inc., Series D, 8.000%, 04/06/16@	212

		492

	Industrial — 1.2%
9	STAG Industrial, Inc., Series A, 9.000%, 11/02/16@	231

	Multifamily — 0.8%
4	Apartment Investment & Management Co., Series U, 7.750%, 05/03/12@	100
3	Equity Lifestyle Properties, Inc., Series A, 8.034%, 05/03/12@	64

		164

	Office — 4.5%
4	Corporate Office Properties Trust, Series G, 8.000%, 05/03/12@	103
12	Hudson Pacific Properties, Inc., Series B, 8.375%, 12/10/15@	322
3	Kilroy Realty Corp., Series E, 7.800%, 04/16/12@	63
7	Parkway Properties, Inc., Series D, 8.000%, 05/03/12@	175
3	SL Green Realty Corp., Series C, 7.625%, 05/03/12@	63
6	SL Green Realty Corp., Series D, 7.875%, 05/03/12@	145

		871

	Regional Malls — 4.4%
8	CBL & Associates Properties, Inc., Series C, 7.750%, 05/03/12@	200
9	Glimcher Realty Trust, Series F, 8.750%, 05/03/12@	213
8	Glimcher Realty Trust, Series G, 8.125%, 05/03/12@	198
10	Taubman Centers, Inc., Series H, 7.625%, 05/03/12@	240

		851

	Shopping Centers — 4.1%
17	Inland Real Estate Corp., Series A, 8.125%, 10/06/16@	438
14	Kite Realty Group Trust, Series A, 8.250%, 12/07/15@	351

		789

	Storage — 2.0%
16	CubeSmart, Series A, 7.750%, 11/02/16@	399

	Total Preferred Stocks (Cost $3,707)	3,797

Short-Term Investment — 1.5%
	Investment Company — 1.5%
285	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.190% (b) (l) (Cost $285)	285

	Total Investments — 94.2% (Cost $17,225)	18,309
	Other Assets in Excess of Liabilities — 5.8%	1,129

	NET ASSETS — 100.0%	$19,438

Percentages indicated are based on net assets.

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	— Real Estate Investment Trust

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

—     Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	— The rate shown is the current yield as of March 31, 2012.

@

—     The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2012.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,095
Aggregate gross unrealized depreciation	(11)

Net unrealized appreciation/depreciation	$1,084

Federal income tax cost of investments	$17,225

Security Capital U.S. Core Real Estate Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$11,015	$—	$—	$11,015
Convertible Bonds
Financials	—	1,171	—	1,171
Corporate Bonds
Financials	—	2,041	—	2,041
Preferred Stocks
Financials	3,797	—	—	3,797
Short-Term Investment
Investment Company	285	—	—	285

Total Investments in Securities	$15,097	$3,212	$—	$18,309

There were no transfers between Levels 1 and 2 during the period ended March 31, 2012.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski President and Principal Executive Officer May 29, 2012

By:	/s/ Joy C. Dowd
Joy C. Dowd Treasurer and Principal Financial Officer May 29, 2012